Supplementary Financial Statement Information - Schedule of Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance at beginning of period	$ 346	$ 337
Additions during the period		72
Deductions during the period		(49)
Exchange rate differences	(10)	(14)
Balance at end of period	$ 336	$ 346